Unaudited Interim Condensed Consolidated Statements of Comprehensive Income (Loss) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Statement of comprehensive income [abstract]
PROFIT/(LOSS) FOR THE PERIOD	€ 58,909	€ (18,127)
Items that may be reclassified to profit or loss
Currency translation differences	(57)	1,628
Other comprehensive income/(loss) for the period, net of tax	(57)	1,628
TOTAL COMPREHENSIVE INCOME/(LOSS) FOR THE PERIOD	€ 58,853	€ (16,500)